Employee Benefit Plans (Details 9)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.48%	5.47%	6.01%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.22%	5.96%	6.37%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.75%	8.50%	8.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.20%	4.20%	4.21%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	5.40%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.40%	5.75%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%	0.00%